Derivative Financial Instruments (Details) - Schedule of Derivative Financial Instruments - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	R$ 38,475	R$ 83,847
Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(87,068)	(22,837)
Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(48,593)	61,010
Options [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	1,192	4,950
Volume / Position	23,800	14,786
Options [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(17,654)	(3)
Volume / Position	(44,100)	(27,786)
Options [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(16,462)	4,947
Volume / Position	(20,300)	(13,000)
NDF [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	1,100	31,829
Volume / Position	17,000	8,000
NDF [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(21,478)	(2,271)
Volume / Position	(66,160)	(77,405)
NDF [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(20,378)	29,558
Volume / Position	(49,160)	(69,405)
Dóllar - Acumulator [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	1,433
Volume / Position	2,000
Dóllar - Acumulator [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(27,737)
Volume / Position	(40,000)
Dóllar - Acumulator [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(26,304)
Volume / Position	(38,000)
Swap [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	6,020	5,009
Volume / Position	300,000,000	149,810
Swap [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(9,543)	(104)
Volume / Position	(300,000,000)	(149,810)
Swap [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(3,523)	4,905
Volume / Position
Soybean - Options Put [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	10,561
Volume / Position	891,268
Soybean - Options Put [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Soybean - Options Put [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	10,561
Volume / Position	891,268
Soybean - Options Call [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Soybean - Options Call [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(2,794)	(3,681)
Volume / Position	(1,782,536)	(249,464)
Soybean - Options Call [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(2,794)	(3,681)
Volume / Position	(1,782,536)	(249,464)
Soybean - Future [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	526	2,013
Volume / Position	167,821
Soybean - Future [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(3,137)
Volume / Position	(2,118,178)	(1,632,775)
Soybean - Future [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	526	(1,124)
Volume / Position	(1,950,357)	(1,632,775)
Soybean - Accumulator [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	2,295
Volume / Position
Soybean - Accumulator [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(9,194)
Volume / Position	(458,107)	(666,750)
Soybean - Accumulator [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	2,295	(9,194)
Volume / Position	(458,107)	(666,750)
Corn - Options Call [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Corn - Options Call [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(93)	(904)
Volume / Position	(145,937)	(362,857)
Corn - Options Call [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(93)	(904)
Volume / Position	(145,937)	(362,857)
Corn - Options Put [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	866
Volume / Position	145,937
Corn - Options Put [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Corn - Options Put [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	866
Volume / Position	145,937
Corn - Future [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	996	740
Volume / Position	583,650	928,800
Corn - Future [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(221)
Volume / Position	(733,050)	(1,265,109)
Corn - Future [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	775	740
Volume / Position	(149,400)	(336,309)
Corn - Acumulator [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	651
Volume / Position
Corn - Acumulator [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position	(181,429)
Corn - Acumulator [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	651
Volume / Position	(181,429)
Cotton - Accumulator [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	3,244	2,393
Volume / Position
Cotton - Accumulator [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(538)
Volume / Position	(8,813,700)	(12,843,250)
Cotton - Accumulator [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	3,244	1,855
Volume / Position	(8,813,700)	(12,843,250)
Cotton - Options Call [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Cotton - Options Call [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(980)
Volume / Position	(7,450,000)
Cotton - Options Call [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(980)
Volume / Position	(7,450,000)
Cotton - Options Put [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	590
Volume / Position	1,100,000
Cotton - Options Put [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(254)
Volume / Position	(1,100,000)
Cotton - Options Put [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	336
Volume / Position
Cotton - Future [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	903	1,087
Volume / Position	1,000,000	3,150,000
Cotton - Future [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,204)	(551)
Volume / Position	(8,350,000)	(2,944,950)
Cotton - Future [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(301)	536
Volume / Position	(7,350,000)	205,050
Beef cattle - Future [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position		12,870
Beef cattle - Future [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position	(6,600)	(12,870)
Beef cattle - Future [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position	(6,600)
Ethanol - Options Call [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Ethanol - Options Call [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(3,008)	(223)
Volume / Position	(9,000)	(2,850)
Ethanol - Options Call [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(3,008)	(223)
Volume / Position	(9,000)	(2,850)
Ethanol - Future [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		727
Volume / Position
Ethanol - Future [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,911)
Volume / Position	(16,920)	(2,850)
Ethanol - Future [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,911)	727
Volume / Position	(16,920)	(2,850)
ATR - Future [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
ATR - Future [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(191)	(2,231)
Volume / Position	(1,500,000)	(26,700,000)
ATR - Future [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(191)	(2,231)
Volume / Position	(1,500,000)	(26,700,000)
Deposited margin [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	8,098	35,099
Volume / Position
Deposited margin [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Deposited margin [Member] | Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	8,098	35,099
Volume / Position
Total Current [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	31,718	76,815
Total Current [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(69,190)	(22,006)
Total Noncurrent [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	6,757	7,032
Total Noncurrent [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(17,878)	(831)
Realized [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	99,909	108,969
Realized [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(41,950)	(61,045)
Nonrealized [Member] | Asset [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	48,288	85,262
Nonrealized [Member] | Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	R$ (130,888)	R$ (50,772)